COMMITMENTS AND CONTINGENCIES - Table Of Guarantees (Details) ¥ in Thousands	Sep. 30, 2025 USD ($) borrower	Sep. 30, 2025 CNY (¥) borrower
Tanbao Network Technology (Guangzhou) Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Maximum guarantee amount	$ 1,404,692
Amount of guarantee outstanding	1,379,407
Guangzhou Zhuohang Information Technology Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Maximum guarantee amount	1,404,692
Amount of guarantee outstanding	1,362,551
Credit Guarantee | Xinjiang YSX
COMMITMENTS AND CONTINGENCIES
Amount of guarantee outstanding	$ 2,700,000	¥ 19,520
Credit Guarantee | Unrelated parties | Xinjiang YSX
COMMITMENTS AND CONTINGENCIES
Number of borrowers guaranteed | borrower	2	2
Credit Guarantee | Related party | Xinjiang YSX
COMMITMENTS AND CONTINGENCIES
Number of borrowers guaranteed | borrower	1	1
Credit Guarantee | Tanbao Network Technology (Guangzhou) Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Maximum guarantee amount	$ 1,404,692	¥ 10,000
Amount of guarantee outstanding	1,379,407	9,820
Credit Guarantee | Guangzhou Zhuohang Information Technology Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Maximum guarantee amount	1,404,692	10,000
Amount of guarantee outstanding	$ 1,362,551	¥ 9,700